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                            Prudential Mutual Funds
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                          Prudential Diversified Funds
               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 13, 1999
Investment Restrictions

The section entitled 'Investment Restrictions' is amended to read in its entirety as follows:

   The following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities. The term 'majority of the outstanding voting securities' of either the Trust or a particular Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the vote of the lesser of (i) 67% or more of the shares of the Trust or such Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or such Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust or such Fund.

   Each Fund may not:
      (1) Purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the '1940 Act Laws and Interpretations') or to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the '1940 Act Laws, Interpretations and Exemptions'). Each Fund is a 'diversified company' as defined in the 1940 Act.

      (2) Issue senior securities or borrow money or pledge its assets, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

MF186C1 (12/10/99)

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      (3) Buy or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

      (4) Make loans, except through loans of assets of the Fund or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

      (5) Purchase any security if as a result 25% or more of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry, except for temporary defensive purposes, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

      (6) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws. Each Fund may purchase restricted securities without limit.

   The foregoing restrictions are fundamental policies that may not be changed without the approval of a majority of the Fund's outstanding voting securities.

   Whenever any fundamental investment policy or investment restriction states a maximum percentage of a Fund's assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that any Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings, as required by applicable law.

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   The Funds are also subject to the following non-fundamental restrictions.
Non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy.

      (1) Each Fund may not purchase rights if as a result the Fund would then have more than 5% of its assets (determined at the time of investment) invested in rights.

      (2) Each Fund may not purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (3) Each Fund may not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Management of the Trust

   The table identifying the Trustees and officers of the Trust in the section entitled 'Management of the Trust' is revised to read in its entirety as follows:

Name, Address(D)         Position(s) Held   Principal Occupations
and Age                  with the Trust     During Past Five Years
-----------------------  -----------------  -----------------------------
Eugene C. Dorsey (72)    Trustee            Retired President, Chief
                                            Executive Officer and Trustee
                                            of the Gannett Foundation
                                            (now Freedom Forum); former
                                            Publisher of four Gannett
                                            Newspapers and Vice President
                                            of Gannett Co., Inc.; past
                                            Chairman, Independent Sector,
                                            Washington, D.C. (largest
                                            national coalition of
                                            philanthropic organizations);
                                            former Chairman of the
                                            American Council for the
                                            Arts; Director of the
                                            Advisory Board of Chase
                                            Manhattan Bank of Rochester,
                                            First Financial

Name, Address(D)         Position(s) Held   Principal Occupations
and Age                  with the Trust     During Past Five Years
-----------------------  -----------------  -----------------------------
                                            Fund, Inc., The High Yield
                                            Plus Fund, Inc., Global
                                            Utility Fund, Inc. and The
                                            High Yield Income Fund, Inc.;
                                            Trustee of The Target
                                            Portfolio Trust, Target Funds
                                            and Prudential Diversified
                                            Funds.

*Robert F. Gunia (52)    Trustee            Chief Administrative Officer
                                            (since June 1999) of
                                            Prudential Investments; Vice
                                            President (since September
                                            1997) of The Prudential
                                            Insurance Company of America
                                            (Prudential); Executive Vice
                                            President and Treasurer
                                            (since December 1996) of
                                            Prudential Investments Fund
                                            Management LLC (PIFM); Senior
                                            Vice President (since March
                                            1987) of Prudential
                                            Securities Incorporated
                                            (Prudential Securities);
                                            formerly Chief Administrative
                                            Officer (July 1990-September
                                            1996), Director (January
                                            1989-September 1996) and
                                            Executive Vice President,
                                            Treasurer and Chief Financial
                                            Officer (June 1987-September
                                            1996) of Prudential Mutual
                                            Fund Management, Inc.; Vice
                                            President and Director of The
                                            Asia Pacific Fund, Inc.
                                            (since May 1989); Director of
                                            The High Yield Income Fund,
                                            Inc.; Director or Trustee of
                                            45 funds within the
                                            Prudential mutual funds.

Robert E. LaBlanc (65)   Trustee            President of Robert E.
                                            LaBlanc Associates, Inc.
                                            (telecommunications) since
                                            1981; formerly General
                                            Partner at Salomon Brothers;
                                            formerly Vice Chairman of
                                            Continental Telecom; Director
                                            of Salient 3 Communications;

Name, Address(D)         Position(s) Held   Principal Occupations
and Age                  with the Trust     During Past Five Years
-----------------------  -----------------  -----------------------------
                                            Storage Technology
                                            Corporation, Titan
                                            Corporation,
                                            TIE/Communications, Inc., The
                                            Tribune Company, Chartered
                                            Semiconductor Manufacturing,
                                            Ltd., Prudential Europe
                                            Growth Fund, Inc., Prudential
                                            Global Genesis Fund, Inc.,
                                            Prudential Institutional
                                            Liquidity Portfolio, Inc.,
                                            Prudential MoneyMart Assets,
                                            Inc., Prudential Natural
                                            Resources Fund, Inc.,
                                            Prudential Pacific Growth
                                            Fund, Inc., Prudential
                                            Special Money Market Fund,
                                            Inc., Prudential Tax-Free
                                            Money Fund, Inc., Global
                                            Utility Fund, Inc. and
                                            Prudential World Fund, Inc.;
                                            Trustee of Cash Accumulation
                                            Trust, Command Government
                                            Fund, Command Money Fund,
                                            Command Tax-Free Fund,
                                            Prudential Developing Markets
                                            Fund, The Target Portfolio
                                            Trust, Prudential Diversified
                                            Funds, Target Funds and
                                            Manhattan College.

Douglas H. McCorkindale  Trustee            President (since September
(60)                                        1997) and Vice Chairman
                                            (since March 1984) of Gannett
                                            Co., Inc.; Director of
                                            Continental Airlines, Inc.,
                                            Gannett Co., Inc., Frontier
                                            Corporation, First Financial
                                            Fund, Inc., Global Utility
                                            Fund, Inc. and The High Yield
                                            Plus Fund, Inc.; Trustee of
                                            The Target Portfolio Trust,
                                            Target Funds and Prudential
                                            Diversified Funds.

Thomas T. Mooney (58)    Trustee            President of the Greater
                                            Rochester Metro Chamber of
                                            Commerce; former Rochester
                                            City Manager; Trustee of

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
Name, Address(D)         Position(s) Held   Principal Occupations
and Age                  with the Trust     During Past Five Years
-----------------------  -----------------  -----------------------------
                                            Center for Governmental
                                            Research Inc.; Director of
                                            Blue Cross of Rochester, The
                                            Business Council of New York
                                            State, Executive Service
                                            Corps of Rochester, Monroe
                                            County Water Authority,
                                            Rochester Jobs, Inc.,
                                            Northeast-Midwest Institute,
                                            Monroe County Industrial
                                            Development Corporation and
                                            The High Yield Income Fund,
                                            Inc.; President, Director and
                                            Treasurer of First Financial
                                            Fund, Inc., Global Utility
                                            Fund, Inc. and The High Yield
                                            Plus Fund, Inc.; Trustee of
                                            The Target Portfolio Trust,
                                            Target Funds and Prudential
                                            Diversified Funds.

*David R. Odenath, Jr.   Trustee            Officer in Charge, President,
(42)                                        Chief Executive Officer and
                                            Chief Operating Officer
                                            (since June 1999), PIFM;
                                            Senior Vice President (since
                                            June 1999), Prudential;
                                            Senior Vice President (August
                                            1993-May 1999), PaineWebber
                                            Group, Inc.; Director or
                                            Trustee of 44 funds within
                                            the Prudential mutual funds.

Stephen Stoneburn (56)   Trustee            President and Chief Executive
                                            Officer, Quadrant Media Corp.
                                            (publishing) (since June
                                            1996); formerly Senior Vice
                                            President and Managing
                                            Director, Cowles Business
                                            Media (January 1993-1995);
                                            prior thereto, Senior Vice
                                            President (January 1991-1992)
                                            and Publishing Vice President
                                            (May 1989-December 1990) of
                                            Gralla Publications (a
                                            division of United
                                            Newspapers, U.K.); formerly
                                            Senior Vice President of
                                            Fairchild Publications, Inc.;

Name, Address(D)         Position(s) Held   Principal Occupations
and Age                  with the Trust     During Past Five Years
-----------------------  -----------------  -----------------------------
                                            Director of Prudential Europe
                                            Growth Fund, Inc., Prudential
                                            Global Genesis Fund, Inc.,
                                            Prudential Institutional
                                            Liquidity Portfolio, Inc.,
                                            Prudential MoneyMart Assets,
                                            Inc., Prudential Natural
                                            Resources Fund, Inc.,
                                            Prudential Pacific Growth
                                            Fund, Inc., Prudential
                                            Special Money Market Fund,
                                            Inc.; Prudential Tax-Free
                                            Money Fund, Inc., Global
                                            Utility Fund, Inc. and
                                            Prudential World Fund, Inc.;
                                            Trustee of Cash Accumulation
                                            Trust, Command Government
                                            Fund, Command Money Fund,
                                            Command Tax-Free Fund,
                                            Prudential Developing Markets
                                            Fund, The Target Portfolio
                                            Trust, Prudential Diversified
                                            Funds and Target Funds.

*John R. Strangfeld,     Trustee and        Chief Executive Officer,
Jr. (45)                 President          Chairman, President and
                                            Director of The Prudential
                                            Investment Corporation (since
                                            January 1990); Executive Vice
                                            President of Prudential
                                            Global Asset Management Group
                                            of Prudential (since February
                                            1998); Chairman of Pricoa
                                            Capital Group (since August
                                            1989); Chief Executive
                                            Officer of Private Asset
                                            Management Group of
                                            Prudential (November
                                            1994-December 1998);
                                            President and Director or
                                            Trustee of 45 funds within
                                            the Prudential mutual funds.

Clay T. Whitehead (61)   Trustee            President of National
                                            Exchange Inc. (new business
                                            development firm) (since May
                                            1983); Director or Trustee of
                                            33 funds within the
                                            Prudential mutual funds.

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
Name, Address(D)         Position(s) Held   Principal Occupations
and Age                  with the Trust     During Past Five Years
-----------------------  -----------------  -----------------------------
David F. Connor (36)     Secretary          Assistant General Counsel
                                            (since March 1998) of
                                            Prudential Investment Fund
                                            Management LLC (PIFM);
                                            Associate Attorney, Drinker
                                            Biddle & Reath LLP prior
                                            thereto.

Grace C. Torres (40)     Treasurer and      First Vice President (since
                         Principal          December 1996) of PIFM; First
                         Financial and      Vice President (since March
                         Accounting         1994) of Prudential
                         Officer            Securities; formerly First
                                            Vice President (March
                                            1994-September 1996) of
                                            Prudential Mutual Fund
                                            Management, Inc.

Stephen M. Ungerman      Assistant          Tax Director (since March
(46)                     Treasurer          1996) of Prudential
                                            Investments and the Private
                                            Asset Group of The Prudential
                                            Insurance Company of America
                                            (Prudential); formerly First
                                            Vice President (February
                                            1993-September 1996) and
                                            Senior Tax Manager
                                            (1981-January 1993) of Price
                                            Waterhouse LLP.

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* Indicates those Trustees that are 'interested persons' of the Trust as defined in the 1940 Act.

(D) Unless otherwise indicated, the address of the Trustees and Officers is c/o Prudential Investments Fund Management, LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

The date of this Supplement is December 10, 1999.